Reconciliation of movement in net borrowings (Tables)	6 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of movement in net borrowings

	Six months ended 31 December 2019	Six months ended 31 December 2018
	£ million	£ million
Net increase in cash and cash equivalents before exchange	130	692
Net increase in bonds and other borrowings(i)	(1,503)	(1,974)
Net increase in net borrowings from cash flows	(1,373)	(1,282)
Exchange differences on net borrowings	209	(32)
Other non-cash items(ii)	(188)	53
Net borrowings at beginning of the period	(11,277)	(9,091)
Adoption of IFRS 16	(251)	—
Net borrowings at end of the period	(12,880)	(10,352)

(i)	In the six months ended 31 December 2019, net increase in bonds and other borrowings excludes £5 million cash outflow in respect of derivatives designated in forward point hedges (2018 - nil).

(ii)
In the six months ended 31 December 2019 other non-cash items are principally in respect of leases of £169 million entered into in the period. In the six months ended 31 December 2018 other non-cash items are principally in respect of changes in the fair value of borrowings.